UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08535

Light Revolution Fund, Inc.

(Exact name of registrant as specified in charter)

704 Court A, Tacoma, Washington         98402

 (Address of principal executive offices)  (Zip code)

Henry Hewitt

Light Revolution Fund, Inc.

704 Court A, Tacoma, Washington         98402

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 463-3957

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Light Revolution Fund
	Schedule of Investments
	January 31, 2005 (Unaudited)

Shares		Market Value

COMMON STOCK - 97.59%

Banks - Money Center - 3.05%
1,676	Bank of New York, Inc.	$ 49,794
892	Wells Fargo & Co.	54,680
		104,474

Broadcasting-Radio/TV/Cable - 1.46%
3,316	DirecTV Group, Inc.*	49,906

Business Services - 1.57%
1,405	Fiserv, Inc. *	53,741

Communication Services - 4.17%
890	Garmin Ltd.	48,950
3,596	Nextel Communications, Inc. Class A *	52,962
2,500	Utstarcom, Inc.*	41,075
		142,987
Computer Graphics - 1.24
4,450	Autodesk, Inc.	42,587

Computer Networks - 1.53%
2,900	Cisco Systems, Inc.*	52,316

Computer Services - 4.57%
3,310	Seagate Technology*	56,005
1,944	SunGard Data Systems, Inc. *	52,274
2,200	Wipro Ltd.	48,400
		156,679
Computer Software - 13.57%
1,432	Adobe Systems, Inc.	81,481
1,434	Electronic Arts, Inc.*	92,264
1,076	Infosy Tech Adr.	71,059
1,253	Intuit, Inc.*	48,867
2,018	Microsoft Corp.	53,033
1,232	Sap Ag.	47,703
3,022	Symantec Corp.*	70,564
		464,970

Computer Storage Devices - 1.57%
2,185	Sandisk Corp. *	53,970

Computer-Mainframes - 1.54%
564	Int'l Business Machines, Inc.	52,689

Computer-Mini/Micro - 6.14%
1,565	Apple Computer, Inc.*	120,349
2,156	Dell Computer Corp.*	90,035
		210,383

Computer-Peripheral Equipment - 3.06%
3,750	EMC Corp. Massachusetts*	49,125
669	Lexmark Int'l Group, Inc.*	55,761
		104,886

Conglomerates - 1.60%
2,108	Koninklijke Philips Electronics NV	54,977

Diversified Operation - 1.50%
4,700	Corning Corp.*	51,418

Electronic Equipment - 1.80%
3,995	AU Optronics Corp.	61,803

Electronic-Semiconductors - 11.97%
2,500	Advanced Micro Devices, Inc.*	39,500
1,500	Analog Devices, Inc.	53,835
3,200	Applied Materials, Inc.*	50,880
2,381	Intel Corp.	53,453
1,200	Kla-Tencor Corp.	55,500
1,300	Maxim Integrated Products, Inc.	50,713
2,260	Texas Instruments, Inc.	52,455
1,850	Xilinx, Inc.	54,002
		410,338

Entertainment & Media - 3.18%
1,679	Comcast Corp. Class A Special *	53,073
1,500	Viacom, Inc. Class B	56,010
		109,083

Finance Services - 1.54%
1,298	First Data Corp.	52,881

Household Appliances - 1.52%
1,409	Sony Corp. Sponsored Adr.	52,161

Imaging & Graphics - 2.66%
1,732	Canon, Inc. Adr.	91,069

Internet - 4.08%
285	Google, Inc.*	55,752
2,390	Yahoo, Inc.*	84,152
		139,904
Leisure Services - 1.68%
2,009	Disney (Walt) Company	57,518

Motion Pictures - 2.23%
878	Pixar *	76,535

Photographic Equipment & Supplies - 1.64%
1,550	Fuji Photo Film Adr.	56,281

Retail-Mail Order & Direct - 6.17%
1,200	Amazon.com, Inc.*	51,864
820	CDW Corp.	47,970
774	Ebay, Inc.*	63,081
2,000	Interactive Corp.*	48,460
		211,375
Telecommunications - Cellular - 1.49%
3,236	China Mobile Ltd.	50,935

Telecommunications - 4.42%
4,778	Nokia Corp. Adr. A	73,008
2,108	Qualcomm, Inc.	78,502
		151,510

Telephone Communications - 3.02%
1,400	BT Group PLC	55,454
1,350	Verizon Communications, Inc.	48,047
		103,501
Utility-Telephone - 2.93%
650	Research in Motion*	46,339
1,450	Telefonos De Mexico SA Adr.	54,013
		100,351

TOTAL COMMON STOCK (Cost $3,073,118) - 96.91%		3,321,223

CASH AND EQUIVALENTS - 3.40%
116,470	Wisconsin Corporate Centralcredit Union Variable	116,470
	Demand Note (Cost 116,470) - 2.07%**

TOTAL INVESTMENTS - 100.31%
(Cost $3,189,588)		3,437,693

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.31%		(10,608)

NET ASSETS - 100.00%		3,427,085

* Non-income producing securities.
** Variable Rate Security at January 31, 2005

	NOTES TO FINANCIAL STATEMENTS
	Light Revolution Fund

1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,189,588 amounted to $ 248,104 which consisted of aggregate gross unrealized appreciation of $411,387and aggregate gross unrealized depreciation of $163,283.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Light Revolution Fund, Inc.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date March 17, 2005

By /s/ Henry Hewitt

     Henry Hewitt

     Chief Financial Officer and Director

Date March 17, 2005